Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2014	Mar. 31, 2013
Consolidated Balance Sheets
Common stock, authorized shares	72,000,000	72,000,000
Common stock, issued shares	34,411,360	31,931,360
Common stock, outstanding shares	34,411,360	31,931,360
Treasury stock, shares	630	560